STOCK-BASED COMPENSATION (Tables) - 2013 Stock Incentive Plan [Member]	12 Months Ended
Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock compensation activity

Stock compensation activity under the 2013 Plan for the year ended September 30, 2019 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2018	15,684,210	$0.40	3.89	$1,142,521
Awarded	1,925,000	$0.38	—	—
Exercised	(1,525,000)	$0.37	—	—
Forfeited/Cancelled	(276,299)	$0.41	—	—
Outstanding at September 30, 2019	15,807,911	$0.40	3.14	$142,810
Vested	13,795,584	$0.39	3.49	$142,810
Vested and expected to vest at September 30, 2019	15,807,911	$0.40	3.14	$142,810

Schedule of restricted stock activity

Restricted stock activity in shares under the 2013 Plan for the year ended September 30, 2019 and 2018 follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	2,815,000	1,750,000
Awarded	—	1,065,000
Vested	(1,850,000)	—
Forfeited	—	—
Non Vested at end of year	965,000	2,815,000

Schedule of weighted average restricted stock award date fair value information

The weighted average restricted stock award date fair value information for the year ended September 30, 2019 and 2018 follows:

	September 30,	September 30,
	2019	2018
Non Vested at beginning of year	$0.57	$0.65
Awarded	—	0.43
Vested	0.64	—
Forfeited	—	—
Non Vested at end of year	$0.43	$0.57